Financial Instruments - Schedule of Fair Value Hierarchy of Assets and Liabilities (Parenthetical) (Details) - Discount Rate, Measurement Input	Mar. 31, 2020	Mar. 31, 2019
Bottom of Range
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate	8.00%
Bottom of Range | Other Liabilities Including Contingent Consideration
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate		9.00%
Top of Range
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate	14.00%
Top of Range | Other Liabilities Including Contingent Consideration
Disclosure Of Fair Value Measurement Of Liabilities Towards Contingent Consideration
Contingent consideration discount rate		16.00%